Related Party Transactions and Balances (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			21 Months Ended
	Mar. 31, 2012 Shanda Capital Limited [Member]	Dec. 31, 2012 Shanda Capital Limited [Member]	Dec. 31, 2011 Shanda Capital Limited [Member]	Dec. 31, 2010 Shanda Capital Limited [Member]	Dec. 31, 2012 Cooperative agreements about advertising business with Shengyue [Member]
Related Party Transaction [Line Items]
Durations for agreements					1 year 9 months
Unsecured loan to related parties	$ 470,000	$ 470,000	$ 0	$ 0
Interest rate, per year	3.00%